CONVERTIBLE DEBENTURES OFFERING (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 26, 2024	Dec. 31, 2024
Disclosure Of Convertible Debentures Offering [Line Items]
Repayments of convertible debentures		$ 2,092
Convertible Debentures [Member]
Disclosure Of Convertible Debentures Offering [Line Items]
Aggregate amount of convertible debt	$ 1,902
Issuance of convertible debt	$ 2,092
Percentag of extension fee of secured convertible debentures	10.00%
Fixed conversion price of convetible debentures	$ 5.1
Repayments of convertible debentures	$ 2,092